As filed with the Securities and Exchange Commission on April 27, 2026

SECURITIES ACT FILE NO. 333-233633
Investment Company Act File No. 811-23473

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

____________________

FORM N-1A

____________________

REGISTRATION STATEMENT
UNDER

THE SECURITIES ACT OF 1933         ☒

Pre-Effective Amendment No. __           ☐

Post-Effective Amendment No. 56         ☒

AND/OR

THE INVESTMENT COMPANY ACT OF 1940    ☒

Amendment No. 57     ☒

____________________

Kurv ETF Trust
(Exact Name of Registrant as Specified in its Charter)

____________________

1 Letterman Drive, Building C, Suite 3-500

San Francisco, CA 94129

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (914) 953-8811

Corporation Trust Center
1209 Orange Street
Wilmington, Delaware 19801
 (Name and address of agent for service)

____________________

Copy to:

David J. Baum

Vedder Price P.C.
1401 New York Avenue NW
Washington, DC 20005

(Approximate Date of Proposed Public Offering:)

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b)
☒	On May 1, 2026 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)
☐	On (date) pursuant to paragraph (a) of Rule 485.
☐	75 days after filing pursuant to paragraph (a)(2).
☐	On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment

Explanatory Note

This Post-Effective Amendment No. 56 to the Trust’s Registration Statement is being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating May 1, 2026, as the new effective date upon which the Trust’s Post-Effective Amendment No. 41 shall become effective. The effective date for Post-Effective Amendment No. 41 had been previously extended to March 31, 2026 by Post-Effective Amendment No. 53 filed on March 27, 2026, further extended to April 23, 2026, by Post-Effective Amendment No. 54 filed on March 30, 2026 and further extended to April 28, 2026, by Post-Effective Amendment No. 55 filed on April 22, 2026.

Post-Effective Amendment No. 41 to the Trust’s Registration Statement relates to the Kurv Yield Premium Strategy Nvidia (NVDA) ETF (k/n/a the Kurv Nvidia (NVDA) Enhanced Income ETF) and Kurv Yield Premium Strategy Meta (META) ETF (k/n/a the Kurv Meta (META) Enhanced Income ETF). Parts A, B and C of Registrant’s Post-Effective Amendment No. 41 under the Securities Act of 1933 and Amendment No. 42 under the Investment Company Act of 1940, filed on January 23, 2026 (SEC Accession No. 0001999371-26-001544), are incorporated by reference herein.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(b)(1)(iii) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 56 to its Registration Statement to be signed on its behalf by the undersigned, thereunto authorized, in the City of San Francisco and State of California on this 27th day of April, 2026.

KURV ETF TRUST

By:
Name:	Howard Chan*
Title:	Trustee, Chairman, President and Chief Executive Officer (Principal Executive Officer)

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Name	Title	Date
Madeline Arment*	Treasurer (Principal Financial and Accounting Officer)	April 27, 2026
Edward E. McRedmond*	Trustee	April 27, 2026
John T. Hyland*	Trustee	April 27, 2026
Howard Chan*	Trustee, Chairman, President and Chief Executive Officer (Principal Executive Officer)	April 27, 2026

* By:	/s/ David J. Baum	April 27, 2026
Name:	David J. Baum

*Attorney-in-Fact – pursuant to powers of attorney incorporated by reference to Post-Effective Amendment No. 10 (filed on March 22, 2024) to the Registrant's Registration Statement on Form N-1A.